Contingent Liabilities and Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Service commitment period	8 years
Contractual Obligation	$ 1,229
Total rent expenses	19	$ 23	$ 20
Royalty Litigation
Loss Contingencies [Line Items]
Loss contingencies associated with royalty litigation	11	$ 13
Midstream Services [Member]
Loss Contingencies [Line Items]
Contractual Obligation	701
Midstream Services [Member] | San Juan [Member]
Loss Contingencies [Line Items]
Contractual Obligation	$ 317